Net Income Attributable to Canon Inc. Stockholders per Share (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Basic and Diluted Net Income Attributable to Canon Inc. Stockholders Per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. stockholders per share computations is as follows:

	Years ended December 31
	2011	2010	2009
	(Millions of yen)
Net income attributable to Canon Inc.	¥248,630	¥246,603	¥131,647

	(Number of shares)
Average common shares outstanding	1,215,832,419	1,234,817,434	1,234,481,836
Effect of dilutive securities:
Stock options	60,552	50,603	—

Diluted common shares outstanding	1,215,892,971	1,234,868,037	1,234,481,836

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥204.49	¥199.71	¥106.64
Diluted	204.48	199.70	106.64